Unaudited Interim Condensed Consolidated Balance Sheets - CAD ($)	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Assets
Cash and cash equivalents	$ 6,876,824	$ 8,057,100	$ 7,080,768
Restricted cash		0	5,425,374
Accounts receivable, net	7,227,268	6,595,668	0
Inventories, net	6,221,700	4,969,439	0
Marketable securities		0	488,684
Prepaid expenses and other receivables	559,689	412,794	135,065
Total current assets	20,885,481	20,035,001	13,129,891
Security deposit	483,065	484,975	0
Property and equipment, net	1,496,013	1,460,175	0
Operating right-of-use assets, net	4,292,484	3,941,840	0
Intangible assets, net	7,704,461	6,926,582	0
Goodwill	10,554,426	9,833,039	0
Total assets	45,415,930	42,681,612	13,129,891
Liabilities
Subscription receipts		0	5,425,374
Line of credit	5,237,735	5,497,249	0
Accounts payable and accrued liabilities	4,035,765	3,679,396	1,047,784
Current portion of debt	176,292	174,361	0
Current portion of lease liability	338,226	245,257	0
Other liabilities	1,447,215	562,262	15,000
Obligation for issuance of shares	2,704,105	12,997,846	0
Total current liabilities	13,939,338	23,156,371	6,488,158
Debt, net of current portion	634,131	681,758	0
Lease liability, net of current portion	4,223,784	3,934,431	0
Deferred tax liability	1,927,144	1,755,889	0
Total liabilities	20,724,397	29,528,449	6,488,158
Stockholders' equity
Common stock, value	38,391,371	38,046,097	31,065,513
Additional paid-in-capital	7,457,454	6,985,107	3,625,762
Accumulated other comprehensive income	629,074	1,006,361	943,320
Deficit	(36,531,095)	(33,364,881)	(28,992,862)
Total stockholders' equity	24,691,533	13,153,163	6,641,733
Total liabilities and stockholders' equity	45,415,930	42,681,612	13,129,891
Class A Common stock [Member]
Stockholders' equity
Common stock, value	480,479	480,479	$ 0
Class A Shares to be issued [Member]
Stockholders' equity
Common stock, value	$ 14,264,250	$ 0